Provision for Dividends - Schedule of Changes in Provision (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions for Dividends [Member]
Schedule of Changes in Provision [Line Items]
Beginning Balance	$ 362,218	$ 373,090
Provisions established	357,679	362,218
Provisions used	(362,218)	(373,090)
Provisions released
Ending Balance	357,679	362,218
Changes in Provision Total [Member]
Schedule of Changes in Provision [Line Items]
Beginning Balance	362,218	373,090
Provisions established	357,679	362,218
Provisions used	(362,218)	(373,090)
Provisions released
Ending Balance	$ 357,679	$ 362,218